                              HSBC INVESTOR FUNDS

        HSBC INVESTOR GROWTH AND INCOME FUND ('GROWTH AND INCOME FUND')
                  HSBC INVESTOR MID-CAP FUND ('MID-CAP FUND')
                (EACH, A 'FUND' AND, COLLECTIVELY, THE 'FUNDS')

                        SUPPLEMENT DATED APRIL 19, 2005
                   TO THE PROSPECTUS DATED FEBRUARY 28, 2005

At a meeting of the shareholders of the Funds held on April 18, 2005, the following actions were taken, effective April 18, 2005: (i) the approval of a new investment advisory agreement between each Fund and HSBC Investment (USA) Inc. (the 'Adviser'); (ii) the approval of a new sub-advisory agreement between the Adviser and Transamerica Investment Management, LLC ('Transamerica') with respect to the Growth and Income Fund; (iii) the approval of a new sub-advisory agreement between the Adviser and Munder Capital Management ('Munder') with respect to the Mid-Cap Fund; (iv) the authorization of the Board of Trustees of the Growth and Income Fund and the Adviser to select and change investment sub-advisers and to enter into or materially amend investment sub-advisory agreements without obtaining the approval of the Fund's shareholders; and (v) approval of the elimination of the Mid-Cap Fund's fundamental investment restriction on purchasing securities issued by any registered investment company.

Accordingly, the following information relating to such actions, replaces and supercedes the information contained under the sections 'Risk/Return Summary and Fund Expenses -- Fees and Expenses' and 'Fund Management -- The Investment Adviser and Portfolio Managers' in the Funds' Prospectus:

RISK RETURN SUMMARY AND FUND EXPENSES

GROWTH AND INCOME FUND

                                FEE AND EXPENSES

As an investor in the HSBC Investor Growth and Income Fund, you may pay the following fees and expenses if you buy and hold shares of the Fund. Shareholder transactions fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

SHAREHOLDER TRANSACTION EXPENSES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                    A SHARES   B SHARES  C SHARES
------------------------------------------------------------------------------------------
Maximum sales charge (load) on purchases(1)                     5.00%       None      None
------------------------------------------------------------------------------------------
Maximum deferred sales charge (load)                             None      4.00%     1.00%
------------------------------------------------------------------------------------------
Redemption/Exchange Fee
(as a percentage of amount redeemed or exchanged)(2)            2.00%      2.00%     2.00%

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)                A SHARES   B SHARES  C SHARES
------------------------------------------------------------------------------------------
Management fee                                                  0.60%      0.60%     0.60%
------------------------------------------------------------------------------------------
Distribution (12b-1) fee                                        0.00%(3)   0.75%     0.75%
------------------------------------------------------------------------------------------
    Shareholder servicing fee                                   0.25%      0.25%     0.25%
    Other operating expenses                                    0.22%      0.22%     0.22%
Total other expenses:                                           0.47%      0.47%     0.47%
Total Fund operating expenses                                   1.07%      1.82%     1.82%
Fee waiver and/or expense reimbursement(4)                      0.05%      0.05%     0.05%
Net operating expenses                                          1.02%      1.77%     1.77%
------------------------------------------------------------------------------------------

(1) Lower sales charges are available depending on the amount invested.

                                              (footnotes continued on next page)

(footnotes continued from previous page)

(2) A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged after holding them for less than 30 days. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. For more information on this fee, see the 'Selling Your Shares -- Redemption Fee' section in this prospectus.

(3) There is a non-compensatory 12b-1 plan for Class A Shares, which authorizes payments up to 0.25% of the Fund's average daily net assets attributable to Class A Shares. To date, no payments under the 12b-1 plan have been made.

(4) HSBC Investments (USA) Inc. has entered into a written agreement with the Fund under which it will waive 0.05% of its management fee. This management fee waiver is contractual and shall be in effect until at least April 18, 2006.

                                EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in shares of the Growth and Income Fund with the costs of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

     $10,000 investment
     5% annual return
     no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower.

                         1        3         5          10
                        Year    Years     Years      Years
Class A Shares         $599     $819     $1,056     $1,736
----------------------------------------------------------
Class B Shares
 Assuming redemption   $580     $768     $981       $1,756
 Assuming no
 redemption            $180     $568     $981       $1,756
----------------------------------------------------------
Class C Shares
 Assuming redemption   $280     $568     $981       $2,133
 Assuming no
 redemption            $180     $568     $981       $2,133
----------------------------------------------------------

MID-CAP FUND

                               FEES AND EXPENSES

As an investor in the HSBC Investor Mid-Cap Fund, you may pay the following fees and expenses if you buy and hold shares of the Fund. Shareholder transactions fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

SHAREHOLDER TRANSACTION EXPENSES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                    A SHARES   B SHARES  C SHARES
------------------------------------------------------------------------------------------
Maximum sales charge (load) on purchases(1)                     5.00%       None      None
------------------------------------------------------------------------------------------
Maximum deferred sales charge (load)                             None      4.00%     1.00%
------------------------------------------------------------------------------------------
Redemption/Exchange Fee
(as a percentage of amount redeemed or exchanged)(2)            2.00%      2.00%     2.00%
------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)                A SHARES   B SHARES  C SHARES
------------------------------------------------------------------------------------------
Management fee                                                  0.75%      0.75%     0.75%
------------------------------------------------------------------------------------------
Distribution (12b-1) fee                                        0.00%(3)   0.75%     0.75%
------------------------------------------------------------------------------------------
    Shareholder servicing fee                                   0.25%      0.25%     0.25%
    Other operating expenses                                    0.29%      0.29%     0.29%
Total other expenses:                                           0.54%      0.54%     0.54%
------------------------------------------------------------------------------------------
Total Fund operating expenses                                   1.29%      2.04%     2.04%
Fee waiver and/or expense reimbursement(4)                      0.05%      0.05%     0.05%
Net operating expenses                                          1.24%      1.99%     1.99%
------------------------------------------------------------------------------------------

(1) Lower sales charges are available depending on the amounts invested.

(2) A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged after holding them for less than 30 days. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. For more information on this fee, see the 'Selling Your Shares -- Redemption Fee' in this prospectus.

                                              (footnotes continued on next page)

(footnotes continued from previous page)

(3) There is a non-compensatory 12b-1 plan for Class A Shares, which authorizes payments of up to 0.25% of the Fund's average daily net assets attributable to Class A Shares. To date, no payments under the 12b-1 plan have been made.

(4) HSBC Investments (USA) Inc. has entered into a written agreement with the Fund under which it will waive 0.05% of its management fee. This management fee waiver is contractual and shall be in effect until at least April 18, 2006.

                                EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

     $10,000 investment
     5% annual return
     no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower.

                          1         3         5          10
                         Year     Years     Years      Years
Class A Shares          $620      $884     $1,168     $1,974
--------------------------------------------------------------
Class B Shares
 Assuming redemption    $602      $835     $1,094     $1,895
 Assuming no
 redemption             $202      $635     $1,094     $1,895
--------------------------------------------------------------
Class C Shares
 Assuming redemption    $302      $635     $1,094     $2,365
 Assuming no
 redemption             $202      $635     $1,094     $2,365
--------------------------------------------------------------

FUND MANAGEMENT

                             THE INVESTMENT ADVISER

The following companies serve as investment sub-advisers of the Funds. The investment sub-advisers make the day-to-day investment decisions and continuously review, supervise and administer investment programs.

The Growth and Income Fund: Transamerica Investment Management, LLC, located at 1150 S. Olive Street, Suite 2700, Los Angeles, California, 90015, serves as sub-adviser to the Growth and Income Fund. Transamerica is a wholly-owned subsidiary of Transamerica Investment Services, Inc. As of December 31, 2004, Transamerica had assets under management of $22.3 billion.

For the advisory and management services provided to the Growth and Income Fund, the Advisor and Transamerica are entitled to a management fee payable at the annual rate of 0.25% and 0.35% of the Fund's average daily net assets, respectively. Thus the overall management fees payable by the Growth and Income Fund to the Adviser and Transamerica is 0.60% of the Fund's average daily net assets.

The Mid-Cap Fund: Munder Capital Management, located at Munder Capital Center, 480 Pierce Street, Birmingham, Michigan, 48009-6063, serves as sub-adviser to the Mid-Cap Fund. Munder, founded in 1985, is a partnership of which approximately 88% of its interests are owned by Comerica, Incorporated, a publicly held bank holding company, and the remainder of its interests are owned by employee-shareholders. As of December 31, 2004, Munder had approximately $37.8 billion in assets under management.

For the advisory and management services provided to the Mid-Cap Fund, the Advisor and Munder are entitled to a management fee payable at the annual rate of 0.25% and 0.50% of the Fund's average daily net assets, respectively. Thus the overall management fees payable by the Mid-Cap Fund to the Adviser and Munder is 0.75% of the Fund's average daily net assets.

                               PORTFOLIO MANAGERS

THE GROWTH AND INCOME FUND:

Gary U. Rolle, CFA
Lead Portfolio Manager

Gary U. Rolle, Principal and Chief Investment Officer -- Transamerica Investment Management, LLC ('Transamerica'). Mr. Rolle manages sub-advised funds and institutional separate accounts in the core and large growth discipline. He joined Transamerica in 1967 and has 38 years of investment experience. Mr. Rolle holds a B.S. in chemistry and economics from the University of California at Riverside and has earned the right to use the Chartered Financial Analyst designation.

Edward S. Han
Co-Manager

Edward S. Han, Principal and Portfolio Manager -- Transamerica. Mr. Han manages sub-advised funds and institutional separate accounts in both equity and fixed income disciplines. He joined Transamerica in 1998 and has 11 years of investment experience. Mr. Han holds an M.B.A. from the Darden Graduate School of Business Administration at the University of Virginia and received his B.A. in economics from the University of California at Irvine.

Kirk J. Kim
Co-Manager

Kirk J. Kim, Principal and Portfolio Manager -- Transamerica. Mr. Kim manages sub-advised funds and institutional separate accounts in both the equity and convertible securities discipline. Prior to joining Transamerica, Mr. Kim worked as a Securities analyst for The Franklin Templeton Group. He joined Transamerica in 1997 and has 11 years of investment experience.
Mr. Kim holds a B.S. in finance from the University of Southern California

THE MID-CAP FUND:

Tony Y. Dong, CFA

Director, Mid-Cap Equity and Senior Portfolio Manager -- Munder Capital Management ('Munder'). Tony joined the Mid-Cap team as a senior portfolio manager in January, 2001, and assumed the lead manager role in March, 2002. He became part of the Mid-Cap/Small-Cap Blend team in November, 2003. Prior to 2001, Tony worked as a senior portfolio manager for Munder Capital's Growth at a Reasonable Price (GARP) investment discipline.

Brian S. Matuszak, CFA

Senior Equity Analyst -- Munder. Brian joined Munder Capital in May, 2000 as an internal wholesaler, marketing Munder's mutual funds and wrap products. In April, 2002, Brian was promoted to Equity Analyst, for Munder's REIT and Mid-Cap investment disciplines. In this role, Brian assists with portfolio strategy, sector analysis, stock selection and the monitoring of companies owned in the portfolios. Brian was promoted to Senior Equity Analyst in January, 2005.

Larry Cao, CFA

Senior Equity Analyst -- Munder. Larry joined Munder Capital in June, 2002 as a Quantitative/Equity Analyst. In this role, Larry was responsible for quantitative strategy research and risk analysis as well as fundamental analysis of small-cap technology stocks. Larry joined the Mid-Cap team in May, 2004 as an Equity Analyst and was subsequently promoted to Senior Equity Analyst in January, 2005. In this position, Larry assists with portfolio strategy, sector analysis, stock selection and the monitoring of companies owned in the Mid-Cap portfolios. Since April, 2005, Larry has also been performing quantitative research and analysis as part of Munder's International Equity team.

                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.

                              HSBC INVESTOR FUNDS

        HSBC INVESTOR GROWTH AND INCOME FUND ('GROWTH AND INCOME FUND')
                  HSBC INVESTOR MID-CAP FUND ('MID-CAP FUND')
                 (EACH, A 'FUND' AND COLLECTIVELY, THE 'FUNDS')

                        SUPPLEMENT DATED APRIL 19, 2005
       TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2005

 This Supplement is provided to update, and should be read in conjunction with, the information provided under the sections 'Investment Restrictions' and 'Investment Advisory and Other Services' of the Funds' Statement of Additional
                                  Information.

INVESTMENT RESTRICTIONS

MID-CAP FUND

The following fundamental investment restriction of the Mid-Cap Fund is eliminated:

'The Fund shall not purchase securities issued by any registered investment company, except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission and except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that the Trust (on behalf of the Fund) will not purchase the securities of any registered investment company if such purchase at the time thereof would cause more than 10% of the total assets of the Fund (taken at the greater of cost or market value) to be invested in the securities of such issuers or would cause more than 3% of the outstanding voting securities of any such issuer to be held by the Fund; and provided, further, that the Fund shall not purchase securities issued by any open-end investment company (for purposes of this clause (11); securities of foreign banks shall be treated as investment company securities except that debt securities and nonvoting preferred stock of foreign banks are not subject to the 10% limitation described herein). (The Trust, on behalf of the Fund, has no current intention of investing in the obligations of foreign banks.)'

The following non-fundamental investment restriction is added:

'The Fund may not purchase securities of any registered investment company except to the extent permitted under the 1940 Act generally or in accordance with any exemptive order granted to the Trust by the Securities and Exchange Commission.'

INVESTMENT ADVISORY AND OTHER SERVICES

                               INVESTMENT ADVISER

HSBC Investments (USA) Inc. (the 'Adviser') is the investment adviser to each Fund pursuant to an investment advisory contract (the 'Advisory Contract') with the Trust. The Adviser oversees the sub-adviser of each Fund and continuously reviews the services provided by the sub-advisers and the performance of the sub-adviser relating to the Fund. For its services, the Adviser is entitled to a fee from each Fund, computed daily and paid monthly, at the annual rate of 0.25% of the respective Fund's average daily net assets. The overall advisory fees payable by the Growth and Income Fund and the Mid-Cap Fund, including the fee payable by each Fund to its respective sub-adviser as set forth below, is 0.60% and 0.75% of the Fund's average daily net assets, respectively. The Adviser has agreed in writing to waive 0.05% of its advisory fee with respect to each Fund until at least April 18, 2006.

The Advisory Contract and agreements between the Adviser and the Funds' sub-advisers (collectively, the 'Agreements') were approved by the Board of Trustees of the Trust at a meeting of the Board held on March 7-8, 2005. The Agreements were approved by the shareholders of the Funds at a meeting of the shareholders held on April 18, 2005.

In determining whether to approve the Agreements, the Trustees requested and received extensive materials and information from the Adviser to assist them in considering the approval of the Agreements. Based on its review of the information requested and provided, and the discussions with management of the Adviser, the Board of Trustees determined that approval of the Agreements were consistent with the best interests of the Fund and its shareholders, and would enable the Fund to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its shareholders. The Board of Trustees made these determinations on the basis of the following factors, among others:

      Nature, Extent, and Quality of Services Provided by Adviser and Sub-Advisers. The Trustees considered the nature, quality and extent of the investment advisory services to be provided by the Adviser and each Fund's sub-adviser, in light of the high quality services provided to the other Manager-of-Manager mutual funds advised by the Adviser, and each Fund's sub-adviser's historic performance managing accounts having similar investment objectives as the Funds. The Trustees also considered the services provided by the Adviser such as supervision of Fund operations and compliance and regulatory filings as well as disclosures to shareholders, general oversight of service providers and coordination of Fund marketing initiatives. The Trustees considered the Adviser's entrepreneurial commitment to the management and success of the Funds, which could entail a substantial commitment of resources to the successful operation of the Funds, as well as the Adviser's agreement to waive 0.05% of its advisory fee for a period of at least one year with respect to each Fund.

      Investment Performance of the Fund, Adviser and Sub-Advisers. The Trustees considered short-and long-term investment performance of each Fund over various periods of time as compared to a peer group of comparable funds, as well as each Fund's sub-adviser's historic performance managing accounts having similar investment objectives as the Fund. Additionally, the Trustees considered fee and expense information regarding each Fund's peer groups, noting in particular that the proposed combined advisory and sub-advisory fees were competitive with the advisory fees charged by other funds in each Fund's peer group.

      Costs of Services and Profits Realized by the Adviser. The Trustees considered the Adviser's overall profitability and costs and an analysis of the estimated profitability to the Adviser from its relationship with the Funds. The Trustees considered that the combined management fees under the Agreements would increase the investment advisory fees of the Funds by 0.05%, with respect to the Growth and Income Fund, and 0.20%, with respect to the Mid-Cap Fund, over historical fee levels (no increase with respect to the Growth and Income Fund and 0.15% with respect to the Mid-Cap Fund after giving effect to the Adviser's agreement to waive 0.05% of its advisory fee under the New Agreement), but concluded that the combined advisory fees payable to the Adviser and each Fund's sub-adviser are fair and reasonable in light of the services to be provided, the anticipated costs of these services, the profitability of the Adviser's relationship with the Fund, and the comparability of the proposed fee to fees paid by comparable mutual funds.

      Other Relevant Considerations-Adviser Personnel. The Trustees considered the Adviser's representations regarding the Adviser's manager-of-managers staffing and capabilities to oversee each Fund's sub-adviser and the sub-adviser's staffing and capabilities to manage the Fund. The Trustees also considered the overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Adviser and each Fund's sub-adviser.

Accordingly, in light of the above considerations and such other factors and information it considered relevant, the Board of Trustees by a unanimous vote of those present in person at the meeting

(including a separate vote of the Independent Trustees present in person at the meeting) approved the Agreements with respect to the Funds.

The Advisory Contract will remain in effect for a two (2) year period until April 18, 2007. Thereafter, the Advisory Contract will continue in effect for successive periods not to exceed one (1) year, provided that such continuation is specifically approved at least annually by a majority of the Trustees who are not Interested Persons of the Funds or the Adviser, as that term is defined in the 1940 Act.

The Agreements may be terminated as to the Funds (i) at any time without penalty upon the vote of a majority of the Trustees or the vote of a majority of outstanding voting securities, upon sixty (60) days written notice to the Adviser or (ii) by the Adviser at any time without penalty, upon sixty
(60) days written notice to the Trust. The Agreements also terminate automatically in the event of an assignment (as defined in the 1940 Act).

Transamerica Investment Management, LLC ('Sub-Adviser' or 'Transamerica'), as the Sub-Adviser of the Growth and Income Fund, is responsible for the investment management of the Fund's assets, including making investment decisions and placing orders for the purchase and sale of securities for the Fund directly with the issuers or with brokers or dealers selected by the Sub-Adviser or the Adviser in their discretion. The Sub-Adviser also furnishes to the Board of Trustees of the Trust, which has overall responsibility for the business and affairs of the Trust, periodic reports on the investment performance of the Fund.

Transamerica, located at 1150 S. Olive Street, Suite 2700, Los Angeles, California, 90015, is a wholly-owned subsidiary of Transamerica Investment Services, Inc. As of December 31, 2004, Transamerica had assets under management of $22.3 billion. For its services, the Sub-Adviser receives a fee from the Fund based on the Fund's average daily net assets, equal on an annual basis to 0.35% of the Growth and Income Fund's average daily net assets.

Munder Capital Management ('Sub-Adviser' or 'Munder'), as the Sub-Adviser of the Mid-Cap Fund, is responsible for the investment management of the Fund's assets, including making investment decisions and placing orders for the purchase and sale of securities for the Fund directly with the issuers or with brokers or dealers selected by the Sub-Adviser or the Adviser in their discretion. The Sub-Adviser also furnishes to the Board of Trustees of the Trust, which has overall responsibility for the business and affairs of the Trust, periodic reports on the investment performance of the Fund.

Munder, founded in 1985, is located at Munder Capital Center, 480 Pierce Street, Birmingham, Michigan, 48009-6063. Munder is a partnership of which approximately 88% of its interests are owned by Comerica, Incorporated, a publicly held bank holding company, and the remainder of its interests are owned by employee-shareholders. As of December 31, 2004, Munder had approximately $37.8 billion in assets under management. For its services, the Sub-Adviser receives a fee from the Fund based on the Fund's average daily net assets, equal on an annual basis to 0.50% of the Mid-Cap Fund's average daily net assets.

The following supplements information provided under "Management of the Trust and Portfolio Trust":

    Effective March 18, 2005, Messrs. Brealey and Robards were elected to serve as independent Trustees of each of the Trusts.

    INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL
                        INFORMATION FOR FUTURE REFERENCE